INVENTORIES, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 5,356,439	$ 3,131,752
Work in progress	2,906,771	2,059,828
Raw materials	314,479	186,467
Less: Inventory provision	(1,261,660)	(612,305)
Total	$ 7,316,029	$ 4,765,742